FORM 5500, Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	91-0135860
Plan number	001
Fair value	$ 244,097,792
WaFd, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares	196,813	213,623
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	$ 223,721,255
Collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	14,072,623
Investment, Identifier [Axis]: Collective trusts | ClearBridge Large Cap Growth R1 | Large Growth Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	6,906,581
Investment, Identifier [Axis]: Collective trusts | T. Rowe Price Stable Value Common Trust Fund | Stable Value Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	7,166,042
Investment, Identifier [Axis]: Mutual funds | American Century Mid Cap Value R6 | Mid-Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	1,651,782
Investment, Identifier [Axis]: Mutual funds | American Funds Europacific Growth R6 | Foreign Large Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	1,120,334
Investment, Identifier [Axis]: Mutual funds | Fidelity 500 Index | Large Blend
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	35,260,353
Investment, Identifier [Axis]: Mutual funds | Fidelity Extended Market Index | Mid-Cap Blend
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	3,447,719
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2010 Instl Prem | Target Date 2000-2010
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	1,024,546
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2015 Instl Prem | Target Date 2015
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	2,632,267
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2020 Instl Prem | Target Date 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	8,514,454
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2025 Instl Prem | Target Date 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	16,568,798
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2030 Instl Prem | Target Date 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	22,324,028
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2035 Instl Prem | Target Date 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	26,559,554
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2040 Instl Prem | Target Date 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	20,846,704
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2045 Instl Prem | Target Date 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	21,785,216
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2050 Instl Prem | Target Date 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	17,190,943
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2055 Instl Prem | Target Date 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	12,471,392
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2060 Instl Prem | Target Date 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	6,871,849
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2065 Instl Prem | Target Date 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	2,231,143
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index 2070 Instl Prem | Target Date 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	52,627
Investment, Identifier [Axis]: Mutual funds | Fidelity Freedom Index Inc Instl Prem | Target Date Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	1,845,135
Investment, Identifier [Axis]: Mutual funds | Fidelity Mid Cap Growth Index | Mid-Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	2,869,616
Investment, Identifier [Axis]: Mutual funds | Fidelity Total International Index | Foreign Large Blend
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	7,479,246
Investment, Identifier [Axis]: Mutual funds | Fidelity US Bond Index | Intermediate Core Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	2,089,661
Investment, Identifier [Axis]: Mutual funds | JP Morgan Equity Income R6 | Large Value
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	1,791,518
Investment, Identifier [Axis]: Mutual funds | MFS New Discovery Value R3 | Small Value
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	981,037
Investment, Identifier [Axis]: Mutual funds | PGIM Total Return Bond R6 | Intermediate Core-Plus Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	4,077,186
Investment, Identifier [Axis]: Mutual funds | Vanguard Treasury Money Market | Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	160,025
Investment, Identifier [Axis]: Mutual funds | Wasatch Core Growth | Small Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	1,874,122
Investment, Identifier [Axis]: WaFd, Inc. | 196,813 shares of common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	$ 6,303,914